RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 15 — RELATED PARTY TRANSACTIONS

Bain Capital

On September 6, 2017, in conjunction with the Diversey Acquisition, we entered into a management agreement with Bain Capital, our previous Sponsor. Pursuant to the management agreement, we paid Bain Capital a fee for advisory, consulting and other services (the “Management Fee”). Pursuant to the management agreement, we paid an annual management fee of $7.5 million plus Bain Capital’s reasonable out-of-pocket expenses. Upon closing of the IPO, the management agreement terminated pursuant to its terms, and we paid Bain Capital a lump sum amount of $17.5 million. During the three months ended September 30, 2020, we recorded $1.8 million of Management Fee expense. During the nine months ended September 30, 2021 and September 30, 2020, we recorded $19.4 million and $5.6 million of Management Fee and termination fee expenses, respectively.

In addition to the Management Fee and prior to the termination of the management agreement, we paid consulting fees to Bain Capital for services related to future transactions or in consideration of any additional services. For the three months ended September 30, 2021 and September 30, 2020, we paid Bain Capital zero and $2.9 million, respectively, for consulting fees. For the nine months ended September 30, 2021 and September 30, 2020, we paid Bain Capital $2.5 million and $3.3 million, respectively, for consulting fees.

There were no fees due to Bain Capital at September 30, 2021 or December 31, 2020.

Beginning in 2019, Phil Wieland served as our interim CFO while employed by Bain Capital. We did not pay a separate salary under the terms of the management agreement. Mr. Wieland was named interim CEO in January of 2020 and was later named permanent CEO in July of 2020.

We may conduct business with other Bain Capital affiliates from time to time in the normal course of business. Although we may have common owners with these affiliates depending upon the Bain Capital fund ownership structure, we believe the terms were comparable to terms available or amounts that would be paid or received, as applicable, in an arm’s-length transaction with a party unrelated to us.

NOTE 18 — RELATED PARTY TRANSACTIONS

Bain

On September 6, 2017, in conjunction with the Diversey acquisition, we entered into a management agreement with Bain, our Sponsor. Pursuant to the management agreement, we pay Bain a fee for advisory, consulting and other services (the “Management Fee”). Pursuant to the management agreement, we will pay an annual management fee of $7.5 million plus Bain’s reasonable out-of-pocket expenses. The Management Fee is payable on a quarterly basis in advance on or before the start of each calendar quarter. During the year ended December 31, 2020, 2019 and 2018, we recorded $7.5 million, $7.5 million and $7.5 million of Management Fee expenses, respectively.

In addition to the management fee, we may pay consulting fees to Bain for services related to future transactions or in consideration of any additional services provided to us under the management agreement. For the years ended December 31, 2020 and 2019 we paid Bain $9.8 million of consulting fees. For the year ended December 31, 2018 we did not pay Bain consulting fees. There are no amounts due to Bain at December 31, 2020 and December 31, 2019.

Beginning in 2019, Phil Wieland served as our interim CFO while employed by Bain. We did not pay a separate salary under the terms of the management agreement. Mr. Wieland was named interim CEO in January of 2020 and was later named permanent CEO in July of 2020.

We may conduct business with other Bain affiliates from time to time in the normal course of business. Although we may have common owners with these affiliates depending upon the Bain fund ownership structure, we believe the terms were comparable to terms available or amounts that would be paid or received, as applicable, in an arm’s-length transaction with a party unrelated to us.

Investment in Virox

As discussed in Note 3, we, along with Virox, are parties to inter-entity transactions that include a distribution agreement, royalty agreement and a supply agreement. Under a distribution agreement, we recognized revenue totaling $85.1 million for the year ended December 31, 2019. We also recognized royalty expense of $3.3 million during the year ended December 31, 2019, respectively. We purchased $42.4 million inventory from Virox for the year ended December 31, 2019 under the supply agreement.

As discussed in Note 5, on December 17, 2019, Diversey acquired all Intellectual Property (IP) of Virox Holdings, Inc. and Virox International Holdings, Inc., including patents, trademarks, copyrights, trade secrets, third party licenses, associated income, all technology, regulatory master registrations (EPA, Biocidal Products Regulations) and other rights and licenses required to operate the IP. The IP was valued at $37.4 million (cash purchase agreement of $34.2 million and a non-exclusive license back to Virox of that IP for specific sectors (excluding healthcare), valued at $3.2 million).

Virox was provided a global royalty free non-exclusive license (License Agreement) under the current IP (current and pending Virox patents only) in perpetuity in order to continue its existing private label and branded business for the markets it currently serves.

Additionally, Virox acquired Diversey’s shares held in Virox Holdings, Inc. and Virox International Holdings Inc, by way of a cash purchase agreement of $27.1 million, resulting in a gain of $13.0 million.

The Company accounted for its investment in Virox under the equity method, this investment was initially recognized at fair value as part of the Diversey Acquisition. The carrying amount of the investment was adjusted to recognize changes in the Company’s share of net assets of Virox since the acquisition date.